Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

WWS, Inc.

Alfred D’Agostino, a director of the Company, is an affiliate of WWS, Inc.

For the three months ended October 31, 2022 and 2021, the Company recorded $12,000 in commission expense from WWS, Inc. generated sales. For the nine months ended October 31, 2022 and 2021, the Company recorded $36,000 in commission expense from WWS, Inc. generated sales.

Promissory Note – Related Party

Upon consummation of the acquisition of T&L, the Company executed a $3,000,000 promissory note with the sellers. The promissory note requires annual principal payments of $750,000 payable on each anniversary of the closing, together with accrued interest at a rate of three and one-half (3.5%) per annum. As of October 31, 2022 and January 31, 2022, the outstanding balance under the note including accrued interest was $3,089,170 and $3,009,917, respectively. Interest expense related to this note was $25,897 and $79,253 for the three and nine months ended October 31, 2022, respectively. As of October 31, 2022 and January 31, 2022, accrued interest was $89,170 and $9,917, respectively.

Lease – Related Party

The Company leases a fully contained facility in Farmingdale, NY from 148 Allen Blvd LLC for production and distribution of T&L Creative Salads and Olive Branch products. 148 Allen Blvd LLC is owned by Anthony Morello, Jr., CEO of T&L Acquisition Corp., a 100% owned subsidiary of the Company. This lease term is through November 30, 2031 with the option to extend the lease for two additional ten-year terms with base rent of $20,200 per month through December 31, 2026, increasing after that date to $23,567 through the end of the initial lease term. The exercise of optional renewal is uncertain and therefore excluded from the calculation of the right of use asset. Rent expense pursuant to the lease for the three and nine months ended October 31, 2022 was $65,608 and $196,824, respectively.

Chef Inspirational Foods, Inc.

As noted above in Note 1, the Company acquired a 24% minority interest in Chef Inspirational Foods, Inc. (“CIF”). During the three and nine months ended October 31, 2022, T&L recorded sales of $5,388,611 and $7,339,502 with CIF, respectively, of which $1,258,015 was outstanding and included in accounts receivable on the accompanying condensed consolidated balance sheets at October 31, 2022. During the three and nine months ended October 31, 2022, OB recorded commission expense of $75,465 and $80,565 based on its transactions with CIF, respectively, of which $53,392 was due to CIF and is included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets at October 31, 2022.

Other Related Party Transactions

During the nine months ended October 31, 2022, the members of the board of directors and the CFO exercised 130,000 options at an average exercise price of $1.03 per share in exchange for 57,093 shares of common stock. During the nine months ended October 31, 2021, six employees exercised 200,000 options with an average exercise price of $0.81 in exchange for 148,061 shares of common stock.

Note 6 - Related Party Transactions

WWS, Inc.

Alfred D’Agostino and Tom Toto, two directors of the Company, are affiliates of WWS, Inc.

For the years ended January 31, 2022 and 2021, the Company incurred $48,000 in commission expense from WWS, Inc. generated sales, respectively.

Promissory Note – Related Party

Upon consummation of the acquisition of T&L, the Company executed a $3,000,000 promissory note with the sellers. The promissory note requires annual principal payments of $750,000 payable on each anniversary of the closing, together with accrued interest at a rate of three and one-half (3.5%) per annum. As of January 31, 2022, the outstanding balance under the note including accrued interest was $3,009,917. Interest expense related to this note was $9,917 for the year ended January 31, 2022.

Lease – Related Party

The Company leases a fully contained facility in Farmingdale, NY from 148 Allen Blvd LLC for production and distribution of T&L Creative Salads and Olive Branch products. 148 Allen Blvd LLC is owned by Anthony Morello, Jr., CEO of T&L Acquisition Corp., a 100% owned subsidiary of the Company. This lease term is through November 30, 2031 with the option to extend the lease for two additional ten-year terms with rent of $20,200 per month through December 31, 2026, increasing after that date to $23,567 through the end of the initial lease term. The exercise of optional renewal is uncertain and therefore excluded from the calculation of the right of use asset (see Note 9).

Other Related Party Transactions

During the years ended January 31, 2022 and 2021, the Company reimbursed an entity 100% owned by the CEO of the Company for certain investor relation conference expenses totaling $4,612 and $29,503, respectively.

During the year ended January 31, 2021, members of the board of directors and officers exercised 940,807 warrants with exercise price of $1 in exchange for 940,807 shares of common stock.